CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ (11,680,155)	$ 5,096,480	$ 34,457,538
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	226,014	(2,541,550)	11,513,216
Release of translation difference due to disposal of discontinued operation	0	0	(64,984,682)
Other comprehensive income/(loss)	226,014	(2,541,550)	(53,471,466)
Comprehensive income/(loss)	(11,454,141)	2,554,930	(19,013,928)
Less: Comprehensive income/(loss) attributed to noncontrolling interests	(4,257,484)	3,050,313	0
Comprehensive loss attributed to ReneSola Ltd	$ (7,196,657)	$ (495,383)	$ (19,013,928)